Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 1,559,952	$ 1,389,625
Valuation Allowance, Deferred Tax Asset, Change in Amount	(2,300,000)	(3,300,000)
Unrecognized Tax Benefits	810,000	721,000	645,000
Domestic Tax Authority [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	73,600,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	900,000
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	58,300,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	1,000,000
Foreign Tax Authority [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	$ 600,000